Investments Accounted for by the Equity Method	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Investments Accounted for by the Equity Method
Investments Accounted for by the Equity Method

			Carrying value as at December 31		Equity income (loss) for the year ended December 31
Description	Location	Ownership Percentage	2019	2018	2019	2018
AltaGas Canada Inc. (ACI) (a)	Canada	37	$163.9	$112.5	$17.0	$5.4
AltaGas Idemitsu Joint Venture LP	Canada	50	431.3	342.9	62.5	2.1
Constitution Pipeline, LLC (Constitution) (b)	United States	10	0.1	—	(0.5)	(0.2)
Craven County Wood Energy LP (c)	United States	50	—	7.8	0.1	(14.1)
Eaton Rapids Gas Storage System	United States	50	27.0	29.4	1.3	2.0
Grayling Generating Station LP (c)	United States	50	—	29.0	0.3	3.6
Inuvik Gas Ltd. (d)	Canada	33	—	—	—	(0.2)
Meade Pipeline Co. LLC (c) (e)	United States	55	—	757.8	(3.6)	12.2
Mountain Valley Pipeline, LLC (Mountain Valley) (f)	United States	10	671.3	532.5	42.8	11.5
Sarnia Airport Storage Pool LP	Canada	50	18.0	18.7	1.0	1.0
Petrogas Preferred Shares	Canada	n/a	150.0	150.0	12.8	12.8
Stonewall Gas Gathering Systems LLC (c)	United States	30	—	411.8	7.4	11.8
			$1,461.6	$2,392.4	$141.1	$47.9

(a)
As at December 31, 2019, the aggregate market value of AltaGas' investment in ACI was $367.9 million (11,025,000 shares at the quoted closing market price of $33.37 on December 31, 2019). As at December 31, 2018, the aggregate market value was $178.8 million (11,025,000 shares at the quoted closing market price of $16.22 on December 31, 2018).

(b)
The equity method is considered appropriate because Constitution is a Limited Liability Company (LLC) with specific ownership accounts and ownership between five and fifty percent, resulting in WGL Midstream exercising a more than minor influence over the investee's operating and financing policies. In February 2020, the partners of Constitution elected not to proceed with the pipeline project (Note 33).

(c)	Disposed of in 2019 (Note 4).

(d)	Inuvik Gas Ltd. was sold to AltaGas Canada Inc. in October 2018.

(e)	Meade was a VIE prior to disposition in November 2019 (Notes 4 and 13).

(f)
The equity method is considered appropriate because Mountain Valley is an LLC with specific ownership accounts and ownership between five and fifty percent, resulting in WGL Midstream exercising a more than minor influence over the investee's operating and financing policies.

The carrying amount of certain equity investments differs from the amount of the underlying equity in net assets. These basis differences include amounts related to purchase accounting adjustments, capitalized interest, and a contractual cap on contributions to Mountain Valley.

Summarized combined financial information, assuming a 100 percent ownership interest in AltaGas’ equity investments listed above, is as follows (a):

Year Ended December 31	2019	2018
Revenues	$1,109.3	$351.6
Expenses	(355.0)	(142.7)
	$754.3	$208.9

As at December 31	2019	2018
Current assets	$411.1	$1,204.6
Property, plant and equipment	$8,033.8	$7,602.5
Intangible assets	$21.9	$22.9
Long-term investments and other assets	$1,458.8	$1,326.6
Current liabilities	$(393.8)	$(1,015.2)
Other long-term liabilities	$(992.1)	$(949.6)

(a)	For equity investments that were disposed of in the year (Note 4), revenues and expenses reflect the period prior to disposition and balance sheet amounts as at December 31 are $nil.

Provisions on investments accounted for by the equity method

During the year ended December 31, 2019, AltaGas recorded a pre-tax provision of $44.2 million against AltaGas' investment in Meade Pipeline Co. LLC as a result of the sale of WGL Midstream's interest in Central Penn. The disposition of the investment in this entity was completed in the fourth quarter of 2019 (Note 4). This equity investment was in the Midstream segment and the provision was recorded in the Consolidated Statements of Income (Loss) under the line item "income from equity investments".

In addition, during the year ended December 31, 2019, AltaGas recorded a pre-tax provision of $2.2 million against AltaGas' investment in Craven County Wood Energy LP as a result of a pending sale. The disposition of the investment in this entity was completed in the third quarter of 2019 (Note 4). This equity investment was in the Power segment and the provision was recorded in the Consolidated Statements of Income (Loss) under the line item "income from equity investments".

During the year ended December 31, 2018, AltaGas recorded a pre-tax provision of $14.5 million against AltaGas' investment in Craven Wood County Energy LP.

AltaGas Canada Inc.

On October 21, 2019, ACI announced that the Public Sector Pension Investment Board and the Alberta Teachers' Retirement Fund Board (together, the "Consortium") and ACI had concluded a definitive arrangement agreement (the "Arrangement Agreement") whereby the Consortium will indirectly acquire all of the issued and outstanding common shares of ACI (the "Common Shares") in an all-cash transaction for $33.50 per Common Share by way of arrangement under the Canada Business Corporations Act (the "Arrangement"). On December 19, 2019, the shareholders of ACI approved the Arrangement Agreement. In addition, on December 16, 2019, ACI received a "no-action letter" from the Canadian Competition Bureau confirming that the Commissioner of Competition does not at this time intend to challenge the proposed Arrangement. On December 20, 2019, ACI received the final order from the Court of Queen's Bench of Alberta approving the Arrangement. On February 18, 2020, the Alberta Utilities Commission issued a decision approving the Arrangement. The closing of the Arrangement remains subject to the receipt of approval from the British Columbia Utilities Commission, and the satisfaction or waiver of other customary closing conditions. ACI and the Consortium expect to close the Arrangement in the first half of 2020.